Equity - Distributions (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 15, 2019	Nov. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Dividends Payable [Line Items]
Dividends payable (in dollars per share)	$ 1.96
Add: dividends declared on Series D preferred stock			$ 0	$ 86,302,000	$ 0	$ 86,302,000	$ 86,302,000	$ 661,000	$ 661,000
Dividends paid on unexercised stock options				9,221,000		9,221,000	9,221,000
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings				$ 58,438,000	$ 58,400,000	$ 58,438,000	58,438,000
Share based compensation cost recognition							$ 9,200,000
Preferred Stock
Dividends Payable [Line Items]
Dividends payable (in dollars per share)	$ 15.66
Dividend Declared
Dividends Payable [Line Items]
Dividends	$ 188,700,000	$ 275,000,000.0
Add: dividends declared on Series D preferred stock	86,300,000
Dividend Paid
Dividends Payable [Line Items]
Dividends	265,800,000
Dividend Paid | Incentive Stock Options
Dividends Payable [Line Items]
Dividends	$ 9,200,000